UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tremblant Capital Group

Address:  767 Fifth Avenue
          New York, New York 10153


13F File Number: 028-11746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Grace Lee
Title:  Assistant Compliance Officer
Phone:  (212) 735-7447


Signature, Place and Date of Signing:

/s/ Grace Lee                  New York, New York            November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      86

Form 13F Information Table Value Total:    $3,021,045
                                           (thousands)


List of Other Included Managers:  None



                                                       TREMBLANT CAPITAL GROUP
                                                            SEC Form 13-F
                                                         September 30, 2009



COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8

                              TITLE                        VALUE      SHRS OR   SH/ PUT/   INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)    PRN AMT   PRN CALL   DSCRET    MNGRS     SOLE     SHARED  NONE
--------------                --------        -----       --------    -------   --- ----   ------    -----     ----     ------  ----
AMERISOURCEBERGEN CORP        COM             03073E105    26,896     1,201,780 SH         SOLE      NONE      1,201,780
ANALOGIC CORP                 COM PAR $0.05   032657207     3,702       100,000 SH  CALL   SOLE      NONE        100,000
ANALOGIC CORP                 COM PAR $0.05   032657207     3,702       100,000 SH  PUT    SOLE      NONE        100,000
APOLLO GROUP INC              CL A            037604105    33,773       458,438 SH         SOLE      NONE        458,438
APPLE INC                     COM             037833100    75,475       407,204 SH         SOLE      NONE        407,204
APPLE INC                     COM             037833100    17,868        96,400 SH  PUT    SOLE      NONE         96,400
ARKANSAS BEST CORP DEL        COM             040790107     7,647       255,400 SH  CALL   SOLE      NONE        255,400
AU OPTRONICS CORP             COM             002255107     3,932       406,200 SH  CALL   SOLE      NONE        406,200
BAIDU INC                     COM             056752108    66,053       168,912 SH         SOLE      NONE        168,912
BAIDU INC                     COM             056752108     5,475        14,000 SH  PUT    SOLE      NONE         14,000
BENIHANA INC                  COM             082047200     1,827       318,787 SH         SOLE      NONE        318,787
BENIHANA INC                  COM             082047101       462        75,912 SH         SOLE      NONE         75,912
BROADCOM CORP                 COM             111320107    14,777       481,500 SH  PUT    SOLE      NONE        481,500
BURLINGTON NORTHN SANTA FE C  COM             12189T104     3,555        44,528 SH         SOLE      NONE         44,528
CARIBOU COFFEE INC            COM             142042209     5,061       700,910 SH         SOLE      NONE        700,910
CBS CORP NEW                  COM             124857202     5,214       432,700 SH  CALL   SOLE      NONE        432,700
CBS CORP NEW                  COM             124857202    21,920     1,819,100 SH  PUT    SOLE      NONE      1,819,100
CHEESECAKE FACTORY INC        COM             163072101    22,342     1,206,352 SH         SOLE      NONE      1,206,352
CHINA-BIOTICS INC             COM             16937B109       699        43,700 SH         SOLE      NONE         43,700
CHIPOTLE MEXICAN GRILL INC    CL B            169656204    47,346       568,926 SH         SOLE      NONE        568,926
CORPORATE EXECUTIVE BRD CO    COM             21988R102     4,392       176,400 SH  CALL   SOLE      NONE        176,400
COSTCO WHSL CORP NEW          COM             22160K105    36,322       644,235 SH         SOLE      NONE        644,235
CVS CAREMARK CORPORATION      COM             126650100    27,023       756,100 SH  CALL   SOLE      NONE        756,100
DIRECTV GROUP INC             COM             25459L106    39,450     1,430,400 SH  CALL   SOLE      NONE      1,430,400
DIRECTV GROUP INC             COM             25459L106    23,668       858,174 SH         SOLE      NONE        858,174
DISCOVERY COMMUNICATNS NEW    COM             25470F104     9,497       328,743 SH         SOLE      NONE        328,743
ECLIPSYS CORP                 COM             278856109     8,733       452,500 SH  CALL   SOLE      NONE        452,500
ECLIPSYS CORP                 COM             278856109    33,663     1,744,173 SH         SOLE      NONE      1,744,173
EQUINIX INC                   COM             29444U502    31,960       347,390 SH         SOLE      NONE        347,390
FORD MOTOR CO DEL             COM             345370860    43,405     6,020,100 SH  CALL   SOLE      NONE      6,020,100
GANNETT INC                   COM             364730101     2,367       189,200 SH  PUT    SOLE      NONE        189,200
GOLDMAN SACHS GROUP INC       COM             38141G104    14,524        78,787 SH         SOLE      NONE         78,787
GOOGLE INC                    CL A            38259P508    44,064        88,865 SH         SOLE      NONE         88,865
GREEN MTN COFFEE ROASTERS IN  COM             393122106    58,946       798,296 SH         SOLE      NONE        798,296
GREEN MTN COFFEE ROASTERS IN  COM             393122106     7,089        96,000 SH  PUT    SOLE      NONE         96,000
HOLOGIC INC                   COM             436440101    44,229     2,706,800 SH  CALL   SOLE      NONE      2,706,800
HOLOGIC INC                   COM             436440101    69,096     4,228,613 SH         SOLE      NONE      4,228,613
ICON PUB LTD CO               COM             45103T107    18,354       749,453 SH         SOLE      NONE        749,453
IMAX CORP                     COM             45245E109    40,588     4,313,326 SH         SOLE      NONE      4,313,326
INTEGRA LIFESCIENCES HLDGS C  COM             457985208    37,862     1,108,685 SH         SOLE      NONE      1,108,685
INTEL CORP                    COM             458140100    49,506     2,529,700 SH  PUT    SOLE      NONE      2,529,700
INTUITIVE SURGICAL INC        COM             46120E602     8,864        33,800 SH  CALL   SOLE      NONE         33,800
INVERNESS MED INNOVATIONS IN  COM             46126P106    31,598       815,860 SH         SOLE      NONE        815,860
ISHARES INC                   MSCI HONG KONG  464286871    13,968       900,000 SH  PUT    SOLE      NONE        900,000
ISHARES TR INDEX              FTSE XNHUA IDX  464287184     8,520       208,200 SH  PUT    SOLE      NONE        208,200
KELLOGG CO                    COM             487836108    24,629       500,286 SH         SOLE      NONE        500,286
K-SWISS INC                   CL A            482686102     1,701       193,518 SH         SOLE      NONE        193,518
LAMAR ADVERTISING CO          CL A            512815101     4,550       165,800 SH  CALL   SOLE      NONE        165,800
LAS VEGAS SANDS CORP          COM             517834107    16,416       974,800 SH  PUT    SOLE      NONE        974,800
LIBERTY MEDIA CORP NEW        INT COM SER A   53071M500    27,493       883,746 SH         SOLE      NONE        883,746
LIBERTY MEDIA CORP NEW        INT COM SER A   53071M104    18,593     1,694,861 SH         SOLE      NONE      1,694,861
MASTERCARD INC                CL A            57636Q104    86,708       428,928 SH         SOLE      NONE        428,928
MASTERCARD INC                CL A            57636Q104    63,900       316,100 SH  PUT    SOLE      NONE        316,100
MELCO CROWN ENTMT LTD         ADR             585464100    62,858     9,031,290 SH         SOLE      NONE      9,031,290
MELCO CROWN ENTMT LTD         ADR             585464100    26,561     3,816,200 SH  CALL   SOLE      NONE      3,816,200
MOLSON COORS BREWING CO       CL B            60871R209    46,100       947,004 SH         SOLE      NONE        947,004
MONSANTO CO                   COM             61166W101    42,271       546,143 SH         SOLE      NONE        546,143
MONSTER WORLDWIDE INC         COM             611742107     8,186       468,300 SH  CALL   SOLE      NONE        468,300
NETFLIX INC                   COM             64110L106     5,517       119,500 SH  PUT    SOLE      NONE        119,500
NOKIA CORP                    SPONSORED ADR   654902204    13,380       915,200 SH  PUT    SOLE      NONE        915,200
NUANCE COMMUNICATIONS INC     COM             67020Y100    10,092       674,600 SH  CALL   SOLE      NONE        674,600
OMNICARE INC                  COM             681904108    29,863     1,326,051 SH         SOLE      NONE      1,326,051
PALM INC NEW                  COM             696643105    17,603     1,008,200 SH  PUT    SOLE      NONE      1,008,200
PEETS COFFEE & TEA INC        COM             705560100     1,089        38,581 SH         SOLE      NONE         38,581
PROCTER & GAMBLE CO           COM             742718109   149,283     2,577,400 SH  CALL   SOLE      NONE      2,577,400
PROCTER & GAMBLE CO           COM             742718109   153,617     2,652,233 SH         SOLE      NONE      2,652,233
QUALCOMM INC                  COM             747525103   164,092     3,648,100 SH  CALL   SOLE      NONE      3,648,100
QUALCOMM INC                  COM             747525103    50,728     1,127,785 SH         SOLE      NONE      1,127,785
RED HAT INC                   COM             756577102    28,077     1,015,800 SH  CALL   SOLE      NONE      1,015,800
RED HAT INC                   COM             756577102    46,427     1,679,695 SH         SOLE      NONE      1,679,695
RESEARCH IN MOTION LTD        COM             760975102   262,729     3,884,800 SH  CALL   SOLE      NONE      3,884,800
RESEARCH IN MOTION LTD        COM             760975102    81,880     1,210,703 SH         SOLE      NONE      1,210,703
SCHWAB CHARLES CORP NEW       COM             808513105    46,414     2,423,725 SH         SOLE      NONE      2,423,725
SINA CORP                     ORD             G81477104     9,205       242,500 SH  PUT    SOLE      NONE        242,500
SOHU COM INC                  COM             83408W103    10,241       148,900 SH  PUT    SOLE      NONE        148,900
SONY CORP                     ADR NEW         835699307    13,096       448,500 SH  PUT    SOLE      NONE        448,500
TRANSDIGM GROUP INC           COM             893641100     2,792        56,061 SH         SOLE      NONE         56,061
UNION PAC CORP                COM             907818108    40,442       693,088 SH         SOLE      NONE        693,088
UNION PAC CORP                COM             907818108    44,404       761,000 SH  PUT    SOLE      NONE        761,000
VIACOM INC NEW                CL B            92553P201    19,129       682,200 SH  PUT    SOLE      NONE        682,200
VISA INC                      COM CL A        92826C839    59,455       860,300 SH  CALL   SOLE      NONE        860,300
VISA INC                      COM CL A        92826C839    96,996     1,403,505 SH         SOLE      NONE      1,403,505
VISA INC                      COM CL A        92826C839    17,457       252,600 SH  PUT    SOLE      NONE        252,600
WAL MART STORES INC           COM             931142103    87,996     1,792,545 SH         SOLE      NONE      1,792,545
WERNER ENTERPRISES INC        COM             950755108     7,405       397,500 SH  CALL   SOLE      NONE        397,500
WYNN RESORTS LTD              COM             983134107    46,256       652,500 SH  PUT    SOLE      NONE        652,500



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